Pacer Trendpilot US Large Cap ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 8.8%
Alphabet, Inc. - Class A(a)	360,451	$50,499,185
Alphabet, Inc. - Class C(a)	303,120	42,982,416
AT&T, Inc.	437,689	7,742,718
Charter Communications, Inc. - Class A(a)(b)	6,247	2,315,825
Comcast Corp. - Class A	242,126	11,268,544
Electronic Arts, Inc.	15,128	2,081,310
Fox Corp. - Class A(b)	15,567	502,814
Fox Corp. - Class B	8,080	242,481
Interpublic Group of Cos., Inc.(b)	23,615	779,059
Live Nation Entertainment, Inc.(a)	8,696	772,640
Match Group, Inc.(a)	17,068	655,070
Meta Platforms, Inc. - Class A(a)	135,242	52,763,313
Netflix, Inc.(a)	26,426	14,907,171
News Corp. - Class A	23,315	574,482
News Corp. - Class B	7,047	180,192
Omnicom Group, Inc.	12,069	1,090,796
Paramount Global - Class B(b)	29,554	431,193
Take-Two Interactive Software, Inc.(a)	9,720	1,603,120
T-Mobile US, Inc.	30,379	4,898,006
Verizon Communications, Inc.	253,275	10,726,196
Walt Disney Co.	110,285	10,592,874
Warner Bros Discovery, Inc.(a)(b)	135,776	1,360,476
		218,969,881

Consumer Discretionary - 10.2%
Airbnb, Inc. - Class A(a)	26,079	3,759,027
Amazon.com, Inc.(a)	553,397	85,887,213
Aptiv PLC(a)	17,269	1,404,488
AutoZone, Inc.(a)	1,077	2,974,814
Bath & Body Works, Inc.	14,003	597,368
Best Buy Co., Inc.	11,869	860,384
Booking Holdings, Inc.(a)	2,099	7,362,180
BorgWarner, Inc.	14,419	488,804
Caesars Entertainment, Inc.(a)	13,194	578,821
CarMax, Inc.(a)(b)	9,720	691,870
Carnival Corp.(a)	61,649	1,022,140
Chipotle Mexican Grill, Inc.(a)	1,654	3,984,106
Darden Restaurants, Inc.	7,371	1,198,377
Domino's Pizza, Inc.	2,149	915,947
DR Horton, Inc.	18,616	2,660,413
eBay, Inc.	32,620	1,339,703
Etsy, Inc.(a)(b)	7,571	503,926
Expedia Group, Inc.(a)	7,620	1,130,275
Ford Motor Co.	240,664	2,820,582
Garmin Ltd.	9,397	1,122,848
General Motors Co.(b)	84,254	3,269,055
Genuine Parts Co.	8,596	1,205,417
Hasbro, Inc.(b)	7,972	390,229
Hilton Worldwide Holdings, Inc.	15,054	2,874,712
Home Depot, Inc.	60,735	21,437,026
Las Vegas Sands Corp.	22,639	1,107,500
Lennar Corp. - Class A	15,443	2,314,134
LKQ Corp.	16,359	763,475
Lowe's Cos., Inc.	34,731	7,392,146
Lululemon Athletica, Inc.(a)	6,843	3,105,490
Marriott International, Inc.(b)	14,650	3,512,045
McDonald's Corp.	43,784	12,816,452
MGM Resorts International(a)	17,193	745,660
Mohawk Industries, Inc.(a)	3,273	341,210
NIKE, Inc. - Class B	73,633	7,475,958
Norwegian Cruise Line Holdings Ltd.(a)(b)	26,065	463,957
NVR, Inc.(a)	200	1,415,058
O'Reilly Automotive, Inc.(a)	3,514	3,594,998
Pool Corp.(b)	2,349	872,066
PulteGroup, Inc.	13,402	1,401,313
Ralph Lauren Corp.	2,449	351,848
Ross Stores, Inc.	20,865	2,926,942
Royal Caribbean Cruises Ltd.(a)	14,416	1,838,040
Starbucks Corp.	68,604	6,382,230
Tapestry, Inc.	14,218	551,516
Tesla Motors, Inc.(a)	168,273	31,515,850
TJX Cos., Inc.	68,672	6,517,660
Tractor Supply Co.(b)	6,647	1,492,916
Ulta Beauty, Inc.(a)	3,073	1,542,800
VF Corp.(b)	20,241	333,167
Whirlpool Corp.	3,374	369,520
Wynn Resorts Ltd.	5,931	560,064
Yum! Brands, Inc.	17,177	2,224,250
		254,407,990

Consumer Staples - 6.1%
Altria Group, Inc.	108,695	4,360,843
Archer-Daniels-Midland Co.	32,820	1,824,136
Brown-Forman Corp. - Class B(b)	11,245	617,351
Bunge Global SA	9,228	812,895
Campbell Soup Co.	12,069	538,639
Church & Dwight Co., Inc.	15,020	1,499,747
Clorox Co.	7,571	1,099,688
Coca-Cola Co.	238,162	14,168,257
Colgate-Palmolive Co.	50,612	4,261,530
Conagra Brands, Inc.	29,238	852,288
Constellation Brands, Inc. - Class A	9,920	2,431,194
Costco Wholesale Corp.	26,838	18,649,189
Dollar General Corp.	13,394	1,768,946
Dollar Tree, Inc.(a)	12,779	1,669,193
Estee Lauder Cos., Inc.	14,218	1,876,634
General Mills, Inc.	35,793	2,323,324
Hershey Co.	9,196	1,779,794
Hormel Foods Corp.	17,692	537,306
J. M. Smucker Co.	6,547	861,258
Kellanova	16,144	884,045
Kenvue, Inc.	105,494	2,190,055
Keurig Dr Pepper, Inc.	61,600	1,936,704
Kimberly-Clark Corp.	20,650	2,498,031
Kroger Co.	40,383	1,863,272
Lamb Weston Holdings, Inc.	8,896	911,306
McCormick & Co., Inc.	15,343	1,045,779
Molson Coors Beverage Co. - Class B(b)	11,345	701,008
Mondelez International, Inc.	83,324	6,271,797
Monster Beverage Corp.(a)	45,498	2,503,300
PepsiCo, Inc.	83,034	13,993,720
Philip Morris International, Inc.	93,459	8,490,750
Procter & Gamble Co.	143,099	22,486,576
Sysco Corp.	30,871	2,498,390
Target Corp.	28,214	3,924,003
The Kraft Heinz Co.	48,863	1,814,283
Tyson Foods, Inc. - Class A	17,492	957,862
Walgreens Boots Alliance, Inc.(b)	43,877	990,304
Walmart, Inc.	86,136	14,233,974
		152,127,371

Energy - 3.8%
APA Corp.	18,825	589,787
Baker Hughes Co.	61,849	1,762,697
Chevron Corp.	107,396	15,833,393
ConocoPhillips	71,639	8,014,255
Coterra Energy, Inc.	46,413	1,154,755
Devon Energy Corp.	39,267	1,649,999
Diamondback Energy, Inc.	10,945	1,682,684
EOG Resources, Inc.	35,684	4,060,482
EQT Corp.	22,190	785,526
Exxon Mobil Corp.	243,334	25,017,170
Halliburton Co.	55,010	1,961,107
Hess Corp.	16,968	2,384,513
Kinder Morgan, Inc.	118,709	2,008,556
Marathon Oil Corp.	37,126	848,329
Marathon Petroleum Corp.	23,312	3,860,467
Occidental Petroleum Corp.	40,610	2,337,918
ONEOK, Inc.	35,712	2,437,344
Phillips 66	26,174	3,777,170
Pioneer Natural Resources Co.	14,322	3,291,625
Schlumberger Ltd.	87,037	4,238,702
Targa Resources Corp.	13,694	1,163,442
Valero Energy Corp.	20,040	2,783,556
Williams Cos., Inc.	74,428	2,579,674
		94,223,151

Financials - 13.2%
Aflac, Inc.	31,392	2,647,601
Allstate Corp.	16,052	2,492,073
American Express Co.	34,594	6,944,400
American International Group, Inc.	41,531	2,886,820
Ameriprise Financial, Inc.	6,247	2,416,527
Aon PLC	11,870	3,542,364
Arch Capital Group Ltd.(a)	22,791	1,878,662
Arthur J Gallagher & Co.(b)	13,194	3,063,119
Assurant, Inc.	3,273	549,700
Bank of America Corp.	421,301	14,328,447
Bank of New York Mellon Corp.	47,688	2,644,776
Berkshire Hathaway, Inc. - Class B(a)	110,686	42,474,645
BlackRock, Inc.	8,400	6,504,204
Blackstone, Inc.(b)	43,500	5,413,575
Brown & Brown, Inc.	14,419	1,118,338
Capital One Financial Corp.	23,315	3,154,986
Cboe Global Markets, Inc.	6,447	1,185,281
Charles Schwab Corp.	91,011	5,726,412
Chubb Ltd.	24,438	5,987,309
Cincinnati Financial Corp.	9,620	1,065,896
Citigroup, Inc.	114,774	6,446,856
Citizens Financial Group, Inc.	28,945	946,502
CME Group, Inc.	21,990	4,526,422
Comerica, Inc.	8,072	424,426
Discover Financial Services	15,351	1,619,838
Everest Group Ltd.	2,649	1,019,786
FactSet Research Systems, Inc.	2,349	1,117,936
Fidelity National Information Services, Inc.	36,293	2,259,602
Fifth Third Bancorp	41,716	1,428,356
Fiserv, Inc.(a)	35,893	5,092,140
FleetCor Technologies, Inc.(a)	4,498	1,304,105
Franklin Resources, Inc.	17,377	462,750
Global Payments, Inc.	15,951	2,125,152
Globe Life, Inc.	5,322	653,648
Goldman Sachs Group, Inc.	19,618	7,533,508
Hartford Financial Services Group, Inc.	18,728	1,628,587
Huntington Bancshares, Inc.	88,628	1,128,234
Intercontinental Exchange, Inc.	34,996	4,456,041
Invesco Ltd.	27,497	435,278
Jack Henry & Associates, Inc.	4,498	745,903
JPMorgan Chase & Co.	175,718	30,638,189
KeyCorp.	57,342	833,179
Loews Corp.	11,353	827,180
M&T Bank Corp.(b)	10,138	1,400,058
MarketAxess Holdings, Inc.	2,349	529,723
Marsh & McLennan Cos., Inc.	30,262	5,865,986
Mastercard, Inc. - Class A	50,295	22,594,022
MetLife, Inc.	38,651	2,679,287
Moody's Corp.	9,620	3,771,425
Morgan Stanley(b)	75,977	6,628,233
MSCI, Inc.	4,798	2,872,179
Nasdaq, Inc.	20,750	1,198,728
Northern Trust Corp.	12,670	1,009,039
PayPal Holdings, Inc.(a)	64,235	3,940,817
PNC Financial Services Group, Inc.	24,339	3,680,300
Principal Financial Group, Inc.	13,602	1,075,918
Progressive Corp.	35,885	6,396,501
Prudential Financial, Inc.	22,190	2,328,397
Raymond James Financial, Inc.	11,553	1,272,910
Regions Financial Corp.	57,442	1,072,442
S&P Global, Inc.	19,543	8,762,104
State Street Corp.	17,796	1,314,591
Synchrony Financial	25,580	994,295
T Rowe Price Group, Inc.(b)	13,694	1,485,114
Travelers Cos., Inc.	14,003	2,959,674
Truist Financial Corp.	81,575	3,023,170
US Bancorp	95,329	3,959,967
Visa, Inc. - Class A(b)	96,841	26,462,771
W R Berkley Corp.	12,470	1,021,044
Wells Fargo & Co.	219,607	11,019,879
Willis Towers Watson PLC	6,447	1,587,896
Zions Bancorp	9,096	381,122
		324,966,345

Health Care - 12.7%
Abbott Laboratories	104,680	11,844,542
AbbVie, Inc.	107,074	17,602,966
Agilent Technologies, Inc.	18,056	2,349,086
Align Technology, Inc.(a)	4,398	1,175,673
Amgen, Inc.	32,232	10,129,228
Baxter International, Inc.	30,986	1,198,848
Becton Dickinson & Co.	17,792	4,248,908
Biogen, Inc.(a)	8,896	2,194,287
Bio-Rad Laboratories, Inc. - Class A(a)	1,321	423,896
Bio-Techne Corp.	9,620	676,478
Boston Scientific Corp.(a)	89,694	5,674,042
Bristol-Myers Squibb Co.	122,106	5,967,320
Cardinal Health, Inc.	15,543	1,697,140
Catalent, Inc.(a)	11,045	570,364
Cencora, Inc.	10,221	2,378,222
Centene Corp.(a)	33,128	2,494,870
Charles River Laboratories International, Inc.(a)	3,173	686,256
Cigna Corp.	17,565	5,286,187
Cooper Cos., Inc.	3,073	1,146,321
CVS Health Corp.	78,687	5,851,952
Danaher Corp.	39,611	9,503,075
DaVita, Inc.(a)	3,273	354,008
Dentsply Sirona, Inc.(b)	12,994	451,542
DexCom, Inc.(a)	23,716	2,877,937
Edwards Lifesciences Corp.(a)	37,218	2,920,496
Elevance Health, Inc.	14,109	6,961,945
Eli Lilly & Co.	48,445	31,276,576
GE HealthCare Technologies, Inc.	23,934	1,755,798
Gilead Sciences, Inc.	76,276	5,969,360
HCA Healthcare, Inc.	11,745	3,581,051
Henry Schein, Inc.(a)	7,972	596,624
Hologic, Inc.(a)	15,028	1,118,684
Humana, Inc.	7,571	2,862,292
IDEXX Laboratories, Inc.(a)	5,122	2,638,240
Illumina, Inc.(a)	9,720	1,390,057
Incyte Corp.(a)	11,345	666,746
Insulet Corp.(a)	4,314	823,413
Intuitive Surgical, Inc.(a)	21,467	8,119,249
IQVIA Holdings, Inc.(a)	11,245	2,341,546
Johnson & Johnson	146,199	23,231,021
Laboratory Corp. of America Holdings	4,826	1,072,820
McKesson Corp.	7,880	3,939,133
Medtronic PLC	81,515	7,135,823
Merck & Co., Inc.	153,664	18,559,538
Mettler-Toledo International, Inc.(a)	1,321	1,581,488
Moderna, Inc.(a)	20,241	2,045,353
Molina Healthcare, Inc.(a)	3,574	1,273,917
Pfizer, Inc.	340,905	9,231,707
Quest Diagnostics, Inc.	6,847	879,360
Regeneron Pharmaceuticals, Inc.(a)	6,547	6,172,381
ResMed, Inc.(b)	8,996	1,711,039
Revvity, Inc.	7,571	811,460
STERIS PLC	6,023	1,318,736
Stryker Corp.	20,650	6,927,662
Teleflex, Inc.	2,873	697,651
Thermo Fisher Scientific, Inc.	23,318	12,567,936
UnitedHealth Group, Inc.	56,267	28,794,075
Universal Health Services, Inc. - Class B	3,791	602,049
Vertex Pharmaceuticals, Inc.(a)	15,463	6,701,355
Viatris, Inc.	73,411	864,047
Waters Corp.(a)	3,574	1,135,496
West Pharmaceutical Services, Inc.	4,498	1,677,889
Zimmer Biomet Holdings, Inc.	12,779	1,605,042
Zoetis, Inc.(b)	27,496	5,164,024
		315,506,227

Industrials - 8.6%
3M Co.	33,827	3,191,577
A O Smith Corp.	7,671	595,346
Allegion PLC	5,422	671,732
American Airlines Group, Inc.(a)	40,050	569,912
AMETEK, Inc.	14,118	2,287,822
Automatic Data Processing, Inc.	24,658	6,060,443
Axon Enterprise, Inc.(a)	4,278	1,065,479
Boeing Co.(a)	34,741	7,331,741
Broadridge Financial Solutions, Inc.	7,248	1,480,042
Builders FirstSource, Inc.(a)	7,593	1,319,132
Carrier Global Corp.(b)	51,328	2,808,155
Caterpillar, Inc.	31,194	9,367,869
Ceridian HCM Holding, Inc.(a)(b)	9,497	660,231
CH Robinson Worldwide, Inc.	7,147	600,991
Cintas Corp.	5,322	3,217,522
Copart, Inc.(a)	53,218	2,556,593
CSX Corp.	117,665	4,200,641
Cummins, Inc.(b)	8,696	2,080,953
Deere & Co.	16,070	6,324,831
Delta Air Lines, Inc.	39,359	1,540,511
Dover Corp.	8,596	1,287,509
Eaton Corp. PLC	24,439	6,013,948
Emerson Electric Co.	35,029	3,213,210
Equifax, Inc.(b)	7,471	1,825,464
Expeditors International of Washington, Inc.	9,104	1,150,108
Fastenal Co.	34,973	2,386,208
FedEx Corp.(b)	14,218	3,430,661
Fortive Corp.	21,558	1,685,404
Generac Holdings, Inc.(a)(b)	3,774	428,991
General Dynamics Corp.	13,895	3,682,036
General Electric Co.	65,499	8,673,378
Honeywell International, Inc.	39,693	8,028,306
Howmet Aerospace, Inc.	24,008	1,350,690
Hubbell, Inc.	3,261	1,094,294
Huntington Ingalls Industries, Inc.	2,449	634,095
IDEX Corp.	4,598	972,477
Illinois Tool Works, Inc.	16,348	4,265,193
Ingersoll Rand, Inc.	24,739	1,975,657
Jacobs Solutions, Inc.	7,671	1,033,821
JB Hunt Trasport Services, Inc.	5,007	1,006,307
Johnson Controls International PLC	41,616	2,192,747
L3Harris Technologies, Inc.	11,546	2,406,417
Leidos Holdings, Inc.	8,381	925,849
Lockheed Martin Corp.	13,202	5,669,071
Masco Corp.	13,794	928,198
Nordson Corp.	3,273	823,880
Norfolk Southern Corp.	13,903	3,270,542
Northrop Grumman Corp.(b)	8,696	3,885,025
Old Dominion Freight Line, Inc.(b)	5,522	2,159,212
Otis Worldwide Corp.	25,248	2,232,933
PACCAR, Inc.	32,052	3,217,700
Parker-Hannifin Corp.	7,872	3,656,544
Paychex, Inc.	19,626	2,389,073
Paycom Software, Inc.	2,973	565,584
Pentair PLC	10,121	740,554
Quanta Services, Inc.	8,896	1,726,269
Republic Services, Inc.	12,570	2,150,978
Robert Half, Inc.	6,547	520,748
Rockwell Automation, Inc.	7,047	1,784,864
Rollins, Inc.	17,189	744,456
RTX Corp.(b)	86,558	7,887,165
Snap-On, Inc.	3,273	948,941
Southwest Airlines Co.	36,494	1,090,806
Stanley Black & Decker, Inc.	9,397	876,740
Textron, Inc.	12,169	1,030,836
Trane Technologies PLC	14,003	3,529,456
TransDigm Group, Inc.	3,374	3,686,702
Uber Technologies, Inc.(a)	123,756	8,077,554
Union Pacific Corp.	36,708	8,954,181
United Airlines Holdings, Inc.(a)	20,041	829,297
United Parcel Service, Inc. - Class B	44,265	6,281,204
United Rentals, Inc.(b)	4,198	2,625,429
Veralto Corp.	13,398	1,027,493
Verisk Analytics, Inc.	8,859	2,139,714
W.W. Grainger, Inc.	2,749	2,462,114
Waste Management, Inc.	22,598	4,194,867
Westinghouse Air Brake Technologies Corp.	10,945	1,440,034
Xylem, Inc.	14,730	1,656,241
		212,798,698

Information Technology - 29.6%
Accenture PLC - Class A	37,894	13,788,868
Adobe, Inc.(a)	27,815	17,183,551
Advanced Micro Devices, Inc.(a)	97,566	16,360,843
Akamai Technologies, Inc.(a)	9,304	1,146,532
Amphenol Corp.	36,494	3,689,543
Analog Devices, Inc.	29,881	5,747,909
ANSYS, Inc.(a)	5,322	1,744,711
Apple, Inc.	889,146	163,958,522
Applied Materials, Inc.	50,341	8,271,026
Arista Networks, Inc.(a)	15,343	3,968,927
Autodesk, Inc.(a)	13,094	3,323,388
Broadcom, Inc.	26,676	31,477,680
Cadence Design System, Inc.(a)	16,668	4,808,051
CDW Corp.	8,172	1,852,756
Cisco Systems, Inc.	244,453	12,266,652
Cognizant Technology Solutions Corp.	30,871	2,380,772
Corning, Inc.	47,030	1,528,005
Enphase Energy, Inc.(a)	8,373	871,880
EPAM Systems, Inc.(a)	3,574	993,965
F5, Inc.(a)	3,674	674,914
Fair Isaac Corp.(a)	1,550	1,858,187
First Solar, Inc.(a)	6,539	956,656
Fortinet, Inc.(a)	37,465	2,416,118
Gartner, Inc.(a)	4,798	2,194,797
Gen Digital, Inc.	34,468	809,309
Hewlett Packard Enterprise Co.	79,026	1,208,308
HP, Inc.	53,069	1,523,611
Intel Corp.	255,020	10,986,262
International Business Machines Corp.	55,771	10,242,902
Intuit, Inc.	16,897	10,667,583
Jabil, Inc.	7,893	988,914
Juniper Networks, Inc.	19,626	725,377
Keysight Technologies, Inc.(a)	10,945	1,677,431
KLA Corp.	8,131	4,830,139
Lam Research Corp.	7,889	6,509,766
Microchip Technology, Inc.	33,335	2,839,475
Micron Technology, Inc.	67,111	5,754,768
Microsoft Corp.	452,005	179,708,148
Monolithic Power Systems, Inc.	2,970	1,790,078
Motorola Solutions, Inc.	10,221	3,265,610
NetApp, Inc.	12,879	1,123,049
NVIDIA Corp.	150,300	92,475,081
NXP Semiconductors NV	15,743	3,315,004
ON Semiconductor Corp.(a)(b)	26,373	1,875,911
Oracle Corp.	95,994	10,722,530
Palo Alto Networks, Inc.(a)	18,749	6,346,724
PTC, Inc.(a)	7,283	1,315,674
Qorvo, Inc.(a)	6,031	601,532
QUALCOMM, Inc.	67,068	9,960,269
Roper Technologies, Inc.	6,547	3,515,739
salesforce.com, Inc.(a)	58,989	16,581,218
Seagate Technology Holdings PLC	11,754	1,007,083
ServiceNow, Inc.(a)	12,370	9,467,998
Skyworks Solutions, Inc.	9,720	1,015,351
Synopsys, Inc.(a)	9,296	4,958,022
TE Connectivity Ltd.	19,225	2,733,603
Teledyne Technologies, Inc.(a)(b)	2,873	1,202,264
Teradyne, Inc.(b)	9,405	908,429
Texas Instruments, Inc.	54,704	8,759,204
Trimble, Inc.(a)(b)	15,243	775,259
Tyler Technologies, Inc.(a)	2,549	1,077,590
VeriSign, Inc.(a)	5,522	1,098,215
Western Digital Corp.(a)	19,609	1,122,615
Zebra Technologies Corp.(a)(b)	3,173	760,092
		729,710,390

Materials - 2.3%
Air Products & Chemicals, Inc.	13,594	3,476,122
Albemarle Corp.(b)	7,148	820,162
Amcor PLC	90,079	849,445
Avery Dennison Corp.	4,898	976,906
Ball Corp.(b)	19,317	1,071,128
Celanese Corp.(b)	6,124	895,880
CF Industries Holdings, Inc.	11,869	896,228
Corteva, Inc.	43,456	1,976,379
Dow, Inc.	43,041	2,306,998
DuPont de Nemours, Inc.	26,357	1,628,863
Eastman Chemical Co.(b)	7,256	606,239
Ecolab, Inc.	15,543	3,080,933
FMC Corp.	7,671	431,110
Freeport-McMoRan, Inc.	87,822	3,485,655
International Flavors & Fragrances, Inc.(b)	15,643	1,262,077
International Paper Co.	21,174	758,664
Linde PLC	29,263	11,846,540
LyondellBasell Industries NV	15,643	1,472,319
Martin Marietta Materials, Inc.	3,774	1,918,777
Mosaic Co.	20,349	624,918
Newmont Goldcorp Corp.	70,563	2,435,129
Nucor Corp.	15,243	2,849,374
Packaging Corp. of America(b)	5,522	915,989
PPG Industries, Inc.	14,419	2,033,656
Sherwin-Williams Co.	14,063	4,280,496
Steel Dynamics, Inc.	9,505	1,147,158
Vulcan Materials Co.	8,172	1,846,954
Westrock Co.	15,643	629,787
		56,523,886

Real Estate - 0.2%
CBRE Group, Inc.(a)	19,017	1,641,357
CoStar Group, Inc.(a)	25,040	2,090,339
		3,731,696

Utilities - 2.2%
AES Corp.(b)	40,992	683,747
Alliant Energy Corp.	15,443	751,456
Ameren Corp.(b)	16,044	1,116,181
American Electric Power Co., Inc.	31,587	2,468,208
American Water Works Co., Inc.	11,898	1,475,590
Atmos Energy Corp.	9,096	1,036,398
CenterPoint Energy, Inc.	38,643	1,079,685
CMS Energy Corp.	17,892	1,022,707
Consolidated Edison, Inc.	21,074	1,915,627
Constellation Energy Corp.	19,741	2,408,402
Dominion Energy, Inc.	51,212	2,341,413
DTE Energy Co.	12,615	1,329,873
Duke Energy Corp.	47,221	4,525,188
Edison International	23,515	1,586,792
Entergy Corp.	12,986	1,295,483
Evergy, Inc.	14,118	716,771
Eversource Energy	21,366	1,158,465
Exelon Corp.	60,933	2,121,078
FirstEnergy Corp.	31,603	1,159,198
NextEra Energy, Inc.	123,352	7,232,129
NiSource, Inc.	25,355	658,469
NRG Energy, Inc.(b)	14,003	742,719
PG&E Corp.	128,041	2,160,052
Pinnacle West Capital Corp.	6,947	478,648
PPL Corp.	45,149	1,182,904
Public Service Enterprise Group, Inc.	30,554	1,771,826
Sempra	38,481	2,753,700
Southern Co.	66,756	4,640,877
WEC Energy Group, Inc.	19,318	1,560,122
Xcel Energy, Inc.	33,736	2,019,774
		55,393,482
TOTAL COMMON STOCKS (Cost $2,102,294,513)		2,418,359,117

REAL ESTATE INVESTMENT TRUSTS - 2.2%	Shares	Value
Alexandria Real Estate Equities, Inc.(b)	9,550	1,154,595
American Tower Corp.	28,522	5,580,328
AvalonBay Communities, Inc.	8,696	1,556,671
Boston Properties, Inc.	8,796	584,934
Camden Property Trust	6,547	614,370
Crown Castle, Inc.	26,588	2,878,151
Digital Realty Trust, Inc.	18,528	2,602,443
Equinix, Inc.	5,723	4,748,774
Equity Residential	21,166	1,273,982
Essex Property Trust, Inc.	3,883	905,787
Extra Space Storage, Inc.	12,886	1,861,254
Federal Realty Investment Trust	4,498	457,582
Healthpeak Properties, Inc.	33,535	620,398
Host Hotels & Resorts, Inc.	43,557	837,166
Invitation Homes, Inc.	35,169	1,158,115
Iron Mountain, Inc.	17,892	1,208,068
Kimco Realty Corp.	37,933	766,247
Mid-America Apartment Communities, Inc.	7,147	903,238
Prologis, Inc.	56,535	7,162,418
Public Storage	9,720	2,752,607
Realty Income Corp.(b)	43,383	2,359,601
Regency Centers Corp.	10,013	627,515
SBA Communications Corp.	6,647	1,487,997
Simon Property Group, Inc.	20,041	2,777,883
UDR, Inc.	18,616	670,548
Ventas, Inc.	24,639	1,143,003
VICI Properties, Inc.	62,031	1,868,374
Welltower, Inc.	33,972	2,938,918
Weyerhaeuser Co.	44,749	1,466,425
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $53,596,297)		54,967,392

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	96,865,736	96,865,736
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $96,865,736)		96,865,736

TOTAL INVESTMENTS - 103.8% (Cost $2,252,756,546)		$2,570,192,245
Liabilities in Excess of Other Assets - (3.8)%		(94,016,090)
TOTAL NET ASSETS - 100.0%		$2,476,176,155

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $93,498,184 which represented 3.8% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value. Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$2,418,359,117	$ -	$ -	$ -	$ 2,418,359,117
Real Estate Investment Trusts	54,967,392	-	-	-	54,967,392
Investments Purchased with Proceeds from Securities Lending	-	-	-	96,865,736	96,865,736
Total Investments in Securities	$2,473,326,509	$ -	$ -	$ 96,865,736	$ 2,570,192,245

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.